Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Nature of Operations, Background, and Basis of Presentation [Abstract].
Rollforward of the allowance for doubtful accounts

A rollforward of the allowance for credit losses for the Current Year and Prior Year is as follows:

($ in thousands)	2024	2023
Balance at January 1	$75	$—
Credit loss expense (recovery)	17	75
Write-offs	(92)	—
Other	—	—
Balance at December 31	$—	$75